INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2018
Classes of current inventories [abstract]
Disclosure of detailed information about inventories explanatory [table text block]

16

INVENTORIES

Amounts in R million	2018	2017

Consumable stores	129.0	101.9
Gold in process	66.2	55.1
Finished stock - Gold Bullion	37.8	23.3
Total inventories	233.0	180.3

Inventory carried at net realisable value includes:
Gold in process	-	45.3
Finished stock - Gold Bullion	-	19.3
Write down to net realisable value included in movement in gold in process and finished stock	-	10.2